Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Deferred Revenue

Deferred revenue recorded represents the amount paid in advance by the financial institution for the exclusive use of the Company’s customer database and credit card activation.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Deferred revenue from exclusive use of customer database	R$	11,750	R$	10,986	US$	2,835
Deferred revenue from credit card activation		17,484		14,687		3,791

Total	R$	29,234	R$	25,673	US$	6,626

Current		3,732		3,983		1,028
Non-current		25,502		21,690		5,598

Summary of Penalty Payment

In the event the Company decides to terminate the contract early, the amounts related to the customer database will be reimbursed to the bank proportionally to the remaining period of the contract and the amounts related to credit card activation will be reimbursed to the bank proportionally to credit cards not activated, both including interest. In addition, a penalty will be paid to the bank as follows:

Penalty
Termination year	BRL
2019	6,300
2020	5,400
2021	4,500
2022	3,600
2023	2,700
2024	1,800
2025	900